Leases (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Leases
Schedule of Lease Costs

The following lease costs are included in the condensed consolidated statements of operations and comprehensive loss:

	Six months ended March 31,
	2025	2024
Operating lease cost	$316	$200
Short-term lease cost	24	46
Total lease cost	$340	$246

The following lease costs are included in the consolidated statements of operations and comprehensive loss:

	Year ended September 30,
	2024	2023

Operating lease cost	$429	$396
Short-term lease cost	135	266
Total lease cost	$564	$662

Schedule of Operating Lease Liability Maturity

The following table reconciles the undiscounted cash flows to the operating lease liabilities recorded on the condensed consolidated balance sheet as of March 31, 2025:

Years ending September 30,
2025 (remaining six months)	$422
2026	759
2027	574
Total minimum lease payments	1,755
Less: imputed interest	(262)
Present value of future minimum lease payments	1,493
Less: current obligations under leases	(642)
Long-term lease obligations	$851

The following table reconciles the undiscounted cash flows to the operating lease liabilities recorded on the consolidated balance sheet as of September 30, 2024:

Years ending September 30,

2025	$617
2026	639
2027	532
Total minimum lease payments	1,788
Less: imputed interest	(336)
Present value of future minimum lease payments	1,452
Less: current obligations under leases	(428)
Long-term lease obligations	$1,024